BUSINESS COMBINATION (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	Nov. 09, 2021 shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022	Feb. 05, 2021 USD ($)	Feb. 05, 2021 CNY (¥)	Oct. 23, 2020	Sep. 11, 2020 USD ($)	Sep. 11, 2020 CNY (¥)
Agreed consideration
Exchange rate				6.3400	6.5527		6.8972
Cash acquired from XXTX, net of cash paid to XXTX				$ 0	$ 8,065
XXTX
Agreed consideration
Investment in subsidiary								$ 5,700,000	¥ 36,840		$ 500,000	¥ 3,160
Percentage of ownership interest acquired											51.00%	51.00%
Increased In Registered Capital								7,800,000	¥ 50,800
Issuance of common stock in purchase of XXTX's remaining NCI (in shares) | shares	533,167	533,167	533,167
Equity Method Investment, Ownership Percentage1		100.00%	100.00%
Consideration paid in cash		$ 5,810,000	¥ 36,860
Exchange rate										6.69
Cash acquired from XXTX, net of cash paid to XXTX				$ 8,065
Remaining purchase consideration payable								$ 5,700,000
XXTX | Pre Reverse Split [Member]
Agreed consideration
Issuance of common stock in purchase of XXTX's remaining NCI (in shares) | shares	5,331,667	5,331,667	5,331,667
XXTX
Agreed consideration
Equity Method Investment, Ownership Percentage1		100.00%	100.00%					27.74%	27.74%
Forecast | XXTX
Agreed consideration
Remaining purchase consideration payable						$ 300,000